Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2023	2024
	US$	US$
Computers and equipment	1,327	1,518
Furniture and fixtures	58	119
Leasehold improvement	20	65
Total	1,405	1,702
Less: Accumulated depreciation and amortization	(1,267)	(1,339)
Property and equipment, net	138	363